Pension and Postretirement Benefits - Defined Contribution Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension and Postretirement Benefits
Defined contribution plan expense recognized	$ 23.0	$ 9.2	$ 22.3
Increase in matching contributions	$ 13.8